Joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Joint ventures [Abstract]
Schedule of Lifezone’s Joint Ventures	Details of each of Lifezone’s joint ventures at the end of the reporting period are as follows:
	Country of	Principal place of	Percentage of Ownership (%)
JV Equity Entities:	incorporation	Business	2024	2023
Kelltech Limited	Mauritius	Mauritius	50%	50%
Kelltechnology South Africa (RF) Proprietary Ltd	South Africa	South Africa	33%	33%
Kellplant Proprietary Ltd	South Africa	South Africa	33%	33%